Nov. 18, 2022

Valkyrie Bitcoin Miners ETF

(the “Fund”)

November 21, 2022

Supplement to the Fund’s Summary Prospectus and Prospectus

Dated February 8, 2022

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the final three sentences of the second paragraph of the section entitled “Principal Investment Strategies” are deleted and replaced in their entirety with the following:

The Adviser will also consider environmental, social, and governance (“ESG”) criteria in the selection of securities for the Fund’s portfolio, which may include (among other items) consideration of issuers’ business models, corporate governance policies, stakeholder relationships and history of controversies. The Adviser may also consider the percent of the Fund’s net assets invested in companies that use renewable energy for mining activities. The Adviser has the ability to consider its own ESG criteria based on its own ESG methodologies and assessments or those of third-party providers.

Valkyrie Bitcoin Miners ETF
Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the final three sentences of the second paragraph of the section entitled “Principal Investment Strategies” are deleted and replaced in their entirety with the following:

The Adviser will also consider environmental, social, and governance (“ESG”) criteria in the selection of securities for the Fund’s portfolio, which may include (among other items) consideration of issuers’ business models, corporate governance policies, stakeholder relationships and history of controversies. The Adviser may also consider the percent of the Fund’s net assets invested in companies that use renewable energy for mining activities. The Adviser has the ability to consider its own ESG criteria based on its own ESG methodologies and assessments or those of third-party providers.